INCOME TAXES	12 Months Ended
Dec. 30, 2018
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES:

The income tax provision differs from the amount computed by applying the combined Canadian federal and provincial tax rates to earnings before income taxes. The reasons for the difference and the related tax effects are as follows:

	2018	2017

Earnings before income taxes	$372,134	$376,816
Applicable tax rate	26.6%	26.8%
Income taxes at applicable statutory rate	98,913	101,100

(Decrease) increase in income taxes resulting from:
Effect of different tax rates on earnings of foreign subsidiaries	(96,013)	(89,722)
Income tax recovery and other adjustments related to prior taxation years	979	(1,676)
Effect of changes in tax rates	2,048	(1,633)
Effect of revaluation of deferred income taxes on intangible assets	—	(62,228)
Non-recognition of tax benefits related to tax losses and temporary differences	17,169	62,488
Effect of non-deductible expenses and other	(1,736)	6,153
Total income tax expense	$21,360	$14,482
Average effective tax rate	5.7%	3.8%

The Company’s applicable statutory tax rate is the Canadian combined rate applicable in the jurisdictions in which the Company operates.

The details of income tax expense are as follows:

	2018	2017

Current income taxes, includes an expense of $3,535
(2017 - recovery of $1,368) relating to prior taxation years	$12,488	$9,587

Deferred income taxes:
Changes in tax rates	2,048	(1,633)
Revaluation of deferred income taxes on intangible assets	—	(62,228)
Origination and reversal of temporary differences	(7,789)	6,576
Non-recognition of tax benefits related to tax losses and temporary differences	17,169	62,488
Recognition of tax benefits relating to prior taxation years	(2,556)	(308)
	8,872	4,895
Total income tax expense	$21,360	$14,482

During fiscal 2017, the Company revalued the net deferred tax liability position in its U.S. subsidiaries, to reflect the change in the statutory federal corporate income tax rate that took effect at the beginning of 2018, resulting in an income tax recovery of $1.6 million. In addition, the Company incurred a net deferred tax expense of $3.3 million in fiscal 2017 relating to an internal organizational realignment of its Branded Apparel business unit, consisting of a $56.5 million increase in the non-recognition of deferred income tax assets and a $9.0 million reduction in deferred income tax assets relating to the reversal of temporary differences, less a $62.2 million revaluation of deferred income tax liabilities. In fiscal 2018, pursuant to additional phases to the internal reorganization, the Company reassessed the recoverability of its deferred income tax assets in the respective jurisdictions affected, resulting in an increase in deferred tax expense of $6.1 million for assets that were no longer probable of being realized. The fiscal 2018 deferred income tax expense also included $2.0 million for the revaluation of deferred income tax assets and liabilities due to changes in statutory income tax rates.

18. INCOME TAXES (continued):

Significant components of the Company’s deferred income tax assets and liabilities relate to the following temporary differences and unused tax losses:

	December 30, 2018	December 31, 2017

Deferred income tax assets:
Non-capital losses	$85,800	$75,433
Non-deductible reserves and accruals	11,395	5,712
Property, plant and equipment	9,227	9,629
Other items	6,039	6,609
	112,461	97,383
Unrecognized deferred income tax assets	(85,724)	(67,152)
Deferred income tax assets	$26,737	$30,231

Deferred income tax liabilities:
Property, plant and equipment	$(29,095)	$(24,239)
Intangible assets	(10,265)	(9,705)
Deferred income tax liabilities	$(39,360)	$(33,944)
Deferred income taxes	$(12,623)	$(3,713)

The details of changes to deferred income tax assets and liabilities were as follows:

	2018	2017

Balance, beginning of fiscal year, net	$(3,713)	$1,500

Recognized in the statements of earnings:
Non-capital losses	10,367	31,202
Non-deductible reserves and accruals	5,683	(41,052)
Property, plant and equipment	(5,267)	(3,062)
Intangible assets	94	66,888
Other	(532)	1,984
Changes in tax rates	(2,048)	1,633
Unrecognized deferred income tax assets	(17,169)	(62,488)
	(8,872)	(4,895)

Other	(38)	(318)
Balance, end of fiscal year, net	$(12,623)	$(3,713)

As at December 30, 2018, the Company has tax credits, capital and non-capital loss carryforwards, and other deductible temporary differences available to reduce future taxable income for tax purposes representing a tax benefit of approximately $85.7 million, for which no deferred tax asset has been recognized (December 31, 2017 - $67.2 million), because the criteria for recognition of the tax asset was not met. The tax credits and capital and non-capital loss carryforwards expire between 2019 and 2038. The recognized deferred tax asset is supported by projections of future profitability of the Company.

The Company has not recognized a deferred income tax liability for the undistributed profits of subsidiaries operating in foreign jurisdictions, as the Company currently has no intention to repatriate these profits. If expectations or intentions change in the future, the Company may be subject to an additional tax liability upon distribution of these earnings in the form of dividends or otherwise. As at December 30, 2018, a deferred income tax liability of approximately $74 million would result from the recognition of the taxable temporary differences of approximately $343 million.